Document and Entity Information Document	May 03, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 03, 2022
Entity Registrant Name	COCA-COLA CONSOLIDATED, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	0-9286
Entity Tax Identification Number	56-0950585
Entity Address, Address Line One	4100 Coca-Cola Plaza
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28211
City Area Code	(704)
Local Phone Number	557-4400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $1.00 per share
Trading Symbol	COKE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000317540
Amendment Flag	false